Long Term Incentive Plan - Additional Information (Detail) (Long-Term Incentive Compensation Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Long-Term Incentive Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Grant value, minimum	50.00%
Grant value, maximum	150.00%
Incentive compensation expense	$ 2.3	$ 1.4	$ 2.8